Intangible Assets, Net	6 Months Ended
Jun. 30, 2026
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

6. INTANGIBLE ASSETS, NET

As of June 30, 2026 and December 31, 2025, intangible assets consisted of the following:

	As of June 30, 2026	As of December 31, 2025
Intangible assets	$69,410	$56,958
Less: accumulated amortization	(25,695)	(20,991)
Less: accumulated impairment	(1,270)	(1,233)
	$42,445	$34,734

The balance of intangible assets mainly represents software related to CHEERS App, primarily consisting of e-mall, online game, video media library and data warehouse modules, etc., CheerCar App, NFT App, Cheer Chat App, and AI App which were acquired externally tailored to the Company’s requirements and is amortized straight-line over 7 years in accordance with the way the Company estimates to generate economic benefits from such software. For the six months ended June 30, 2026 and 2025, amortization expense amounted to $4,016 and $3,186, respectively. The following is a schedule, by period/fiscal years, of amortization amount of intangible asset as of June 30, 2026:

For the six months ending December 31, 2026	$4,443
For the twelve months ending December 31, 2027	8,886
For the twelve months ending December 31, 2028	8,509
For the twelve months ending December 31, 2029	7,534
For the twelve months ending December 31, 2030 and thereafter	13,073
Total	$42,445